Fair values of financial instruments carried at fair value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	87,915	24,557	3,570	116,042	72,164	26,482	2,050	100,696
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,615	3,720	1,082	9,417	7,008	9,178	2,882	19,068
Derivatives	1,219	195,071	1,882	198,172	428	171,865	1,823	174,116
Financial investments	31,769	7,142	1,079	39,990	25,857	10,743	907	37,507
Liabilities
Trading liabilities	24,713	17,296	624	42,633	29,791	12,233	252	42,276
Financial liabilities designated at fair value	1,078	33,403	2,962	37,443	992	27,595	3,958	32,545
Derivatives	745	193,982	2,355	197,082	994	168,145	2,335	171,474
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 34.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,365	7,189	2,053	11,607	—	—	38	38
Derivatives	—	29	—	29	—	—	—	—
Financial investments	2,113	4,261	402	6,776	—	—	25	25
Liabilities
Trading liabilities	—	—	—	—
Financial liabilities designated at fair value	—	104	—	104	—	1,858	—	1,858
Derivatives	—	15	—	15	—	5	—	5

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 31 Dec 2024
Transfers from Level 1 to Level 2	10	320	—	—	84	—	—
Transfers from Level 2 to Level 1	30	577	—	—	54	—	—

At 31 Dec 2023
Transfers from Level 1 to Level 2	26	252	—	—	4	—	—
Transfers from Level 2 to Level 1	121	408	—	—	41	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers are primarily attributable to changes in price transparency and in the assessment of observability.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial Investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	108	1	1,069	—	1,178	—	1	—	1
Asset-backed securities	68	145	—	—	213	—	—	—	—
Structured notes	—	—	—	—	—	—	2,958	—	2,958
Derivatives	—	—	—	1,882	1,882	—	—	2,355	2,355
Other portfolios	903	3,424	13	—	4,340	624	3	—	627
At 31 Dec 2024	1,079	3,570	1,082	1,882	7,613	624	2,962	2,355	5,941

Private equity including strategic investments	66	1	2,656	—	2,723	8	1	—	9
Asset-backed securities	160	97	6	—	263	—	—	—	—
Structured notes	—	—	—	—	—	—	3,490	—	3,490
Derivatives	—	—	—	1,823	1,823	—	—	2,335	2,335
Other portfolios	681	1,952	220	—	2,853	244	467	—	711
At 31 Dec 2023	907	2,050	2,882	1,823	7,662	252	3,958	2,335	6,545
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial Investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	907	2,050	2,882	1,823	252	3,958	2,335
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	—	182	13	767	226	(1,818)	654
– net income from financial instruments held for trading or managed on a fair value basis	—	182	—	767	226	(1,818)	654
– net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(35)	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	48	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	—	—	—	—	—	—	—
Total losses or gains recognised in other comprehensive income (‘OCI’)[1]	(25)	3	(84)	(4)	—	(64)	(1)
– financial investments: fair value total gains or losses	7	—	—	—	—	—	—
– exchange differences	(32)	3	(84)	(4)	—	(64)	(1)
Purchases	1,027	2,488	447	—	723	—	—
New issuances	—	—	—	—	—	2,677	—
Sales	(72)	(1,049)	(409)	—	(234)	—	—
Settlements[2]	(588)	(335)	(1,785)	(610)	(406)	(602)	(330)
Transfers out[3]	(204)	(277)	(17)	(683)	(29)	(2,172)	(1,075)
Transfers in3	34	508	35	589	92	983	772
At 31 Dec 2024	1,079	3,570	1,082	1,882	624	2,962	2,355
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2024	—	(39)	23	(1,548)	(5)	(88)	(622)
– trading expense excluding net interest income	—	(39)	—	(1,548)	(5)	—	(622)
– net income/(expense) from other financial instruments designated at fair value	—	—	23	—	—	(88)	—

At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1)	189	8	851	(268)	60	1,008
– net income from financial instruments held for trading or managed on a fair value basis	—	189	—	851	(268)	—	1,008
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	8	—	—	60	—
– gains less losses from financial investments at fair value through other comprehensive income	(1)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(1)	(28)	(92)	(2)	—	(8)	(5)
– financial investments: fair value gains/(losses)	29	—	—	—	—	—	—
– exchange differences	(30)	(28)	(92)	(2)	—	(8)	(5)
Purchases	51	1,004	305	—	233	—	—
New issuances	—	1	—	—	2	3,005	—
Sales	(213)	(1,675)	(484)	—	(253)	(2)	—
Settlements	(38)	(79)	(72)	(1,009)	138	(1,169)	(1,295)
Transfers out	(451)	(561)	(120)	(233)	(30)	(660)	(339)
Transfers in	113	461	19	479	15	271	488
At 31 Dec 2023	907	2,050	2,882	1,823	252	3,958	2,335
Unrealised (losses)/gains recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	—	(75)	520	—	(217)	(823)
– trading income/(expense) excluding net interest income	—	—	—	520	—	—	(823)
– net income from other financial instruments designated at fair value	—	—	(75)	—	—	(217)	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2    Includes a £2.5bn decrease from classification of the assets of our French Life Insurance business as assets held for sale.
3    Includes £1.4bn of transfers out and £0.8bn of transfers in relating to enhancement of observability assessments on equity structured notes.

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2024
Assets
Loans and advances to banks	14,521	—	14,523	—	14,523
Loans and advances to customers[1]	82,666	—	—	81,752	81,752
Reverse repurchase agreements – non-trading	53,612	—	53,614	—	53,614
Financial investments – at amortised cost	12,226	10,980	1,196	—	12,176
Liabilities
Deposits by banks	26,515	—	26,518	—	26,518
Customer accounts	242,303	—	242,320	—	242,320
Repurchase agreements – non-trading	40,384	—	40,385	—	40,385
Debt securities in issue	19,461	—	19,330	142	19,472
Subordinated liabilities	16,908	—	17,267	—	17,267

At 31 Dec 2023
Assets
Loans and advances to banks	14,371	—	14,371	—	14,371
Loans and advances to customers	75,491	—	—	74,904	74,904
Reverse repurchase agreements – non-trading	73,494	—	73,494	—	73,494
Financial investments – at amortised cost	8,861	7,173	1,660	4	8,837
Liabilities
Deposits by banks	22,943	—	22,950	—	22,950
Customer accounts	222,941	—	223,067	—	223,067
Repurchase agreements – non-trading	53,416	—	53,416	—	53,416
Debt securities in issue	13,443	—	13,320	138	13,458
Subordinated liabilities	14,920	—	15,219	—	15,219
1    Includes retained portfolio of French home and other loans following the sale of retail banking operations in France, with carrying amount of £5.5bn (2023: £6.2bn). We reclassified the portfolio to a hold-to-collect-and-sell business model from 1 January 2025 and will measure it prospectively from the first quarter of 2025 at fair value through other comprehensive income.We expect to recognise an estimated £0.8bn fair value pre-tax loss in other comprehensive income on the remeasurement of these financial instruments. The valuation of this portfolio of loans may be substantially different in the event of a sale due to entity and deal-specific factors, including funding costs and the value of customer relationships (refer Note 34 for details).

Fair values of selected financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2024
Assets
Loans and advances to banks	115	—	115	—	115
Loans and advances to customers	769	—	—	771	771
Liabilities
Customer accounts	4,288	—	4,288	—	4,288
Debt securities in issue	—	—	—	—	—

At 31 Dec 2023
Assets
Loans and advances to banks	8,103	—	8,103	—	8,103
Loans and advances to customers	13,345	—	—	12,902	12,902
Liabilities
Customer accounts	17,587	—	17,587	—	17,587
Debt securities in issue	1,080	—	1,066	—	1,066

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	87,915	24,557	3,570	116,042	72,164	26,482	2,050	100,696
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,615	3,720	1,082	9,417	7,008	9,178	2,882	19,068
Derivatives	1,219	195,071	1,882	198,172	428	171,865	1,823	174,116
Financial investments	31,769	7,142	1,079	39,990	25,857	10,743	907	37,507
Liabilities
Trading liabilities	24,713	17,296	624	42,633	29,791	12,233	252	42,276
Financial liabilities designated at fair value	1,078	33,403	2,962	37,443	992	27,595	3,958	32,545
Derivatives	745	193,982	2,355	197,082	994	168,145	2,335	171,474
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 34.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2024				2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,365	7,189	2,053	11,607	—	—	38	38
Derivatives	—	29	—	29	—	—	—	—
Financial investments	2,113	4,261	402	6,776	—	—	25	25
Liabilities
Trading liabilities	—	—	—	—
Financial liabilities designated at fair value	—	104	—	104	—	1,858	—	1,858
Derivatives	—	15	—	15	—	5	—	5

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 31 Dec 2024
Transfers from Level 1 to Level 2	10	320	—	—	84	—	—
Transfers from Level 2 to Level 1	30	577	—	—	54	—	—

At 31 Dec 2023
Transfers from Level 1 to Level 2	26	252	—	—	4	—	—
Transfers from Level 2 to Level 1	121	408	—	—	41	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers are primarily attributable to changes in price transparency and in the assessment of observability.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial Investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	108	1	1,069	—	1,178	—	1	—	1
Asset-backed securities	68	145	—	—	213	—	—	—	—
Structured notes	—	—	—	—	—	—	2,958	—	2,958
Derivatives	—	—	—	1,882	1,882	—	—	2,355	2,355
Other portfolios	903	3,424	13	—	4,340	624	3	—	627
At 31 Dec 2024	1,079	3,570	1,082	1,882	7,613	624	2,962	2,355	5,941

Private equity including strategic investments	66	1	2,656	—	2,723	8	1	—	9
Asset-backed securities	160	97	6	—	263	—	—	—	—
Structured notes	—	—	—	—	—	—	3,490	—	3,490
Derivatives	—	—	—	1,823	1,823	—	—	2,335	2,335
Other portfolios	681	1,952	220	—	2,853	244	467	—	711
At 31 Dec 2023	907	2,050	2,882	1,823	7,662	252	3,958	2,335	6,545
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial Investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	907	2,050	2,882	1,823	252	3,958	2,335
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	—	182	13	767	226	(1,818)	654
– net income from financial instruments held for trading or managed on a fair value basis	—	182	—	767	226	(1,818)	654
– net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	(35)	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	48	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	—	—	—	—	—	—	—
Total losses or gains recognised in other comprehensive income (‘OCI’)[1]	(25)	3	(84)	(4)	—	(64)	(1)
– financial investments: fair value total gains or losses	7	—	—	—	—	—	—
– exchange differences	(32)	3	(84)	(4)	—	(64)	(1)
Purchases	1,027	2,488	447	—	723	—	—
New issuances	—	—	—	—	—	2,677	—
Sales	(72)	(1,049)	(409)	—	(234)	—	—
Settlements[2]	(588)	(335)	(1,785)	(610)	(406)	(602)	(330)
Transfers out[3]	(204)	(277)	(17)	(683)	(29)	(2,172)	(1,075)
Transfers in3	34	508	35	589	92	983	772
At 31 Dec 2024	1,079	3,570	1,082	1,882	624	2,962	2,355
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2024	—	(39)	23	(1,548)	(5)	(88)	(622)
– trading expense excluding net interest income	—	(39)	—	(1,548)	(5)	—	(622)
– net income/(expense) from other financial instruments designated at fair value	—	—	23	—	—	(88)	—

At 1 Jan 2023	1,447	2,738	3,318	1,737	415	2,461	2,478
Total gains/(losses) on assets and total (gains)/losses on liabilities recognised in profit or loss	(1)	189	8	851	(268)	60	1,008
– net income from financial instruments held for trading or managed on a fair value basis	—	189	—	851	(268)	—	1,008
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	8	—	—	60	—
– gains less losses from financial investments at fair value through other comprehensive income	(1)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(1)	(28)	(92)	(2)	—	(8)	(5)
– financial investments: fair value gains/(losses)	29	—	—	—	—	—	—
– exchange differences	(30)	(28)	(92)	(2)	—	(8)	(5)
Purchases	51	1,004	305	—	233	—	—
New issuances	—	1	—	—	2	3,005	—
Sales	(213)	(1,675)	(484)	—	(253)	(2)	—
Settlements	(38)	(79)	(72)	(1,009)	138	(1,169)	(1,295)
Transfers out	(451)	(561)	(120)	(233)	(30)	(660)	(339)
Transfers in	113	461	19	479	15	271	488
At 31 Dec 2023	907	2,050	2,882	1,823	252	3,958	2,335
Unrealised (losses)/gains recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	—	(75)	520	—	(217)	(823)
– trading income/(expense) excluding net interest income	—	—	—	520	—	—	(823)
– net income from other financial instruments designated at fair value	—	—	(75)	—	—	(217)	—
1    Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2    Includes a £2.5bn decrease from classification of the assets of our French Life Insurance business as assets held for sale.
3    Includes £1.4bn of transfers out and £0.8bn of transfers in relating to enhancement of observability assessments on equity structured notes.

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2024
Assets
Loans and advances to banks	14,521	—	14,523	—	14,523
Loans and advances to customers[1]	82,666	—	—	81,752	81,752
Reverse repurchase agreements – non-trading	53,612	—	53,614	—	53,614
Financial investments – at amortised cost	12,226	10,980	1,196	—	12,176
Liabilities
Deposits by banks	26,515	—	26,518	—	26,518
Customer accounts	242,303	—	242,320	—	242,320
Repurchase agreements – non-trading	40,384	—	40,385	—	40,385
Debt securities in issue	19,461	—	19,330	142	19,472
Subordinated liabilities	16,908	—	17,267	—	17,267

At 31 Dec 2023
Assets
Loans and advances to banks	14,371	—	14,371	—	14,371
Loans and advances to customers	75,491	—	—	74,904	74,904
Reverse repurchase agreements – non-trading	73,494	—	73,494	—	73,494
Financial investments – at amortised cost	8,861	7,173	1,660	4	8,837
Liabilities
Deposits by banks	22,943	—	22,950	—	22,950
Customer accounts	222,941	—	223,067	—	223,067
Repurchase agreements – non-trading	53,416	—	53,416	—	53,416
Debt securities in issue	13,443	—	13,320	138	13,458
Subordinated liabilities	14,920	—	15,219	—	15,219
1    Includes retained portfolio of French home and other loans following the sale of retail banking operations in France, with carrying amount of £5.5bn (2023: £6.2bn). We reclassified the portfolio to a hold-to-collect-and-sell business model from 1 January 2025 and will measure it prospectively from the first quarter of 2025 at fair value through other comprehensive income.We expect to recognise an estimated £0.8bn fair value pre-tax loss in other comprehensive income on the remeasurement of these financial instruments. The valuation of this portfolio of loans may be substantially different in the event of a sale due to entity and deal-specific factors, including funding costs and the value of customer relationships (refer Note 34 for details).

Fair values of selected financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	£m	£m	£m	£m	£m
At 31 Dec 2024
Assets
Loans and advances to banks	115	—	115	—	115
Loans and advances to customers	769	—	—	771	771
Liabilities
Customer accounts	4,288	—	4,288	—	4,288
Debt securities in issue	—	—	—	—	—

At 31 Dec 2023
Assets
Loans and advances to banks	8,103	—	8,103	—	8,103
Loans and advances to customers	13,345	—	—	12,902	12,902
Liabilities
Customer accounts	17,587	—	17,587	—	17,587
Debt securities in issue	1,080	—	1,066	—	1,066

Disclosure of fair value adjustments on financial instruments
Fair value adjustments
Fair value adjustments take into consideration additional factors not incorporated within the primary product valuation model that would otherwise be considered by a market participant. Adjustments are calculated using model infrastructure including those within primary valuation systems. We classify fair value adjustments as either ‘risk-related’ or ‘model-related’. The majority of these adjustments relate to MSS. Movements in the amount of fair value adjustments do not necessarily translate in equivalent movements of profits or losses within the income statement, as these movements can be compensated by other related profits or loss effects. For example, as models are enhanced, fair value adjustments may no longer be required. Similarly, fair value adjustments will decrease when the related positions are unwound, but this may not result in profit or loss.

Fair value adjustments
	2024		2023
	MSS	Corporate Centre	MSS	Corporate Centre
	£m	£m	£m	£m
Type of adjustment
Risk-related	321	29	327	32
– bid-offer	151	2	155	—
– uncertainty	55	3	42	2
– credit valuation adjustment	53	21	61	27
– debt valuation adjustment	(9)	—	(20)	—
– funding fair value adjustment	71	3	89	3
– other	—	—	—	—
Model-related	29	—	41	—
– model limitation	29	—	41	—
– other	—	—	—	—
Inception profit (Day 1 P&L reserves)	58	—	54	—
At 31 Dec	408	29	422	32

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
	2024				2023
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Derivatives, trading assets and trading liabilities[1]	348	(197)	—	—	478	(225)	—	—
Designated and otherwise mandatorily measured at fair value through profit or loss	319	(115)	—	—	193	(194)	—	—
Financial investments	17	(16)	13	(15)	10	(9)	23	(25)
Year ended 31 Dec	684	(328)	13	(15)	681	(428)	23	(25)

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type
	2024				2023
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m	£m	£m	£m	£m
Private equity including strategic investments	310	(106)	10	(10)	182	(184)	6	(6)
Asset-backed securities	37	(27)	1	(1)	28	(16)	2	(2)
Structured notes	9	(9)	—	—	5	(5)	—	—
Derivatives	143	(104)	—	—	237	(182)	—	—
Other portfolios	185	(82)	2	(4)	229	(41)	15	(17)
Total	684	(328)	13	(15)	681	(428)	23	(25)

Disclosure of significant unobservable inputs used in fair value measurement of assets

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2024		2023
	Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	£m	£m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	1,178	1	Price - Net asset value	Current Value/Cost	0	9	See footnote 2
Asset-backed securities	213	—
– collateralised loan/debt obligation	78	—	Market proxy	Price	0	97	—	94
– other ABSs	135	—	Market proxy	Price	0	248		220
Structured notes	—	2,958
– equity-linked notes	—	2,546	Model – Option model	Equity Volatility	9%	49%	6%	154%
				Equity Correlation	15%	100%	35%	100%
– FX-linked notes	—	16	Model – Option model	FX Volatility	3%	17%	1%	18%
– other structured notes	—	396
Derivatives	1,882	2,355
Interest rate derivatives:	879	905
– securitisation swaps	156	149	Model – Discounted cash flow	Prepayment Rate	5%	10%	5%	10%
– long-dated swaptions	57	61	Model – Option model	IR Volatility	9%	21%	11%	34%
– other interest rate derivatives	666	695
Foreign exchange derivatives:	192	216
– Foreign exchange options	166	191	Model – Option model	FX Volatility	1%	26%	3%	31%
– other foreign exchange derivatives	26	25
Equity derivatives:	507	490
– long-dated single stock options	115	114	Model – Option model	Equity Volatility	7%	66%	7%	87%
– other equity derivatives	392	376
Credit derivatives	302	744
– total return swaps	278	675	Market proxy	Price	0	104	0	104
– other credit derivatives	24	69
Other derivatives	2	—
Other portfolios	4,340	627
– bonds	1,929	22	Market proxy	Price	0	105	0	104
– repurchase agreements	1,284	591	Model – Discounted cash flow	IR Curve	0%	26%	3%	8%
– other[2]	1,127	14
At 31 Dec	7,613	5,941
1    ‘Private equity including strategic investments’ includes private equity, private credit and private equity fund, primarily held as part of our Insurance business and for strategic investments. The analysis for private equity positions has been enhanced with the range of key unobservable inputs now quoted.
2    'Other' includes a range of asset holdings including loans and deposits, syndicated loans and infrastructure debt.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value				2024		2023
	Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Full range of inputs
	£m	£m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	1,178	1	Price - Net asset value	Current Value/Cost	0	9	See footnote 2
Asset-backed securities	213	—
– collateralised loan/debt obligation	78	—	Market proxy	Price	0	97	—	94
– other ABSs	135	—	Market proxy	Price	0	248		220
Structured notes	—	2,958
– equity-linked notes	—	2,546	Model – Option model	Equity Volatility	9%	49%	6%	154%
				Equity Correlation	15%	100%	35%	100%
– FX-linked notes	—	16	Model – Option model	FX Volatility	3%	17%	1%	18%
– other structured notes	—	396
Derivatives	1,882	2,355
Interest rate derivatives:	879	905
– securitisation swaps	156	149	Model – Discounted cash flow	Prepayment Rate	5%	10%	5%	10%
– long-dated swaptions	57	61	Model – Option model	IR Volatility	9%	21%	11%	34%
– other interest rate derivatives	666	695
Foreign exchange derivatives:	192	216
– Foreign exchange options	166	191	Model – Option model	FX Volatility	1%	26%	3%	31%
– other foreign exchange derivatives	26	25
Equity derivatives:	507	490
– long-dated single stock options	115	114	Model – Option model	Equity Volatility	7%	66%	7%	87%
– other equity derivatives	392	376
Credit derivatives	302	744
– total return swaps	278	675	Market proxy	Price	0	104	0	104
– other credit derivatives	24	69
Other derivatives	2	—
Other portfolios	4,340	627
– bonds	1,929	22	Market proxy	Price	0	105	0	104
– repurchase agreements	1,284	591	Model – Discounted cash flow	IR Curve	0%	26%	3%	8%
– other[2]	1,127	14
At 31 Dec	7,613	5,941
1    ‘Private equity including strategic investments’ includes private equity, private credit and private equity fund, primarily held as part of our Insurance business and for strategic investments. The analysis for private equity positions has been enhanced with the range of key unobservable inputs now quoted.
2    'Other' includes a range of asset holdings including loans and deposits, syndicated loans and infrastructure debt.